CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cash and Cash Equivalents
Total Cash and Cash Equivalents	$ 4,073	$ 4,277	$ 23,692
Percent of total, cash and cash equivalents	100.00%	100.00%
Forbearance Agreement | Minimum
Cash and Cash Equivalents
Bank Cash Requirement	$ 1,000	$ 1,000
US Dollar
Cash and Cash Equivalents
Total Cash and Cash Equivalents	$ 2,320	$ 1,600
Percent of total, cash and cash equivalents	57.00%	37.40%
Canadian Dollar
Cash and Cash Equivalents
Total Cash and Cash Equivalents	$ 44	$ 39
Percent of total, cash and cash equivalents	1.10%	0.90%
Indian Rupee
Cash and Cash Equivalents
Total Cash and Cash Equivalents	$ 1,279	$ 2,317
Percent of total, cash and cash equivalents	31.40%	54.20%
Other
Cash and Cash Equivalents
Total Cash and Cash Equivalents	$ 430	$ 321
Percent of total, cash and cash equivalents	10.50%	7.50%